Income Taxes (Reconciliation Of The Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	40.60%	40.60%	40.60%
Nondeductible expenses	0.20%	0.30%	0.20%
Dividends from foreign subsidiaries	0.10%	0.10%	0.00%
Foreign tax credit and payments	(2.10%)	3.30%	0.70%
Lower tax rates applicable to income of subsidiaries	(0.50%)	(0.60%)	(0.70%)
Change in valuation allowance	2.30%	10.60%	(5.80%)
Realization of previously unrecognized tax effects of subsidiaries	0.00%	(3.70%)	(0.90%)
Nontaxable dividends received	(3.40%)	(2.70%)	(0.10%)
Undistributed earnings of subsidiaries	0.20%	(1.50%)	(1.60%)
Tax and interest expense for uncertainty in income taxes	0.10%	0.20%	0.60%
Expiration of loss carryforward	4.80%	6.40%	0.20%
Effect of changes in tax laws	9.10%
Other-net	(0.90%)	(0.20%)	(1.30%)
Effective income tax rate	50.50%	52.80%	31.90%